Other Non-Current Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-current assets sold without recourse	$ 131,000,000	$ 122,000,000
Minimum [Member]
Long-term receivables expected collection period	1 year
Maximum [Member]
Non-current assets sold , cost	$ 1,000,000	$ 1,000,000